Note 3 - Significant Accounting Policies	6 Months Ended
Sep. 30, 2023
Statement Line Items [Line Items]
Disclosure of material accounting policy information [text block]
3.	SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial data is based on accounting principles and practices consistent with those used in the preparation of the audited consolidated financial statements as at March 31, 2023. These unaudited condensed interim consolidated financial statements should be read in conjunction with the Company’s audited financial statements for the year ended March 31, 2023.

Use of estimates and judgments

The preparation of these condensed interim consolidated financial statements in conformity with IFRS requires management to make judgments and estimates and form assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting periods. On an ongoing basis, management evaluates its judgments and estimates in relation to assets, liabilities, revenue and expenses. Management uses historical experience and various other factors it believes to be reasonable under the given circumstances as the basis for its judgments and estimates. Actual outcomes may differ from these estimates.

Significant accounting judgments and critical accounting estimates

Significant accounting judgments that management has made in the process of applying accounting policies and that have the most significant effect on the amounts recognized in the condensed interim consolidated financial statements include, but are not limited to, the following:

1.	assessment of any indicators of impairment of the carrying value of the Company’s exploration and evaluation assets;

2.	the ability of the Company to continue as a going concern; and

3.

contingencies by their nature, will only be resolved when one or more future events occur or fail to occur. The assessment of contingencies inherently involves the exercise of significant judgment and estimates of the outcome of future events. The Company is involved in certain claims, and the likelihood or outcomes of these claims involves the exercise of significant judgement.

Foreign currency translation

The functional currency for the Company and its subsidiaries is the currency of the primary economic environment in which the entity operates. Transactions in foreign currencies are translated to the functional currency of the entity at the exchange rate in existence at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the reporting date are retranslated at the period end date exchange rates.

The functional currency of the parent entity and its subsidiaries is the Canadian dollar, which is also the presentation currency of the condensed interim consolidated financial statements.

Financial instruments

IFRS 9 uses a single approach to determine whether a financial asset is classified and measured at amortized cost or fair value. The approach in IFRS 9 is based on how an entity manages its financial instruments and the contractual cash flows characteristics of the financial asset.

The classification of debt instruments is driven by the business model for managing the financial assets, liabilities and their contractual cash flow characteristics. Debt instruments are measured at amortized cost if the business model is to hold the instrument for collection of contractual cash flows and those cash flows are solely principal and interest.

If the business model is not to hold the debt instrument, it is classified as fair value through profit or loss (“FVTPL”). Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payments of principal and interest.

The Company classifies its financial assets into one of the categories described below, depending on the purpose for which the asset was acquired. Management determines the classification of its financial assets at initial recognition.

Equity instruments that are held for trading (including all equity derivative instruments) are classified as FVTPL, and on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at fair value through other comprehensive income (“FVTOCI”).

Fair value through profit or loss (“FVTPL”) – Financial assets carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the statement of income (loss) and comprehensive income (loss). Realized and unrealized gains and losses arising from changes in the fair value of the financial asset held at FVTPL are included in the statement of income (loss) and comprehensive income (loss) in the period in which they arise. Derivatives are also categorized as FVTPL unless they are designated as hedges.

Fair value through other comprehensive income (“FVTOCI”) - Investments in equity instruments at FVTOCI are initially recognized at fair value plus transaction costs. Subsequently, they are measured at fair value, with gains and losses arising from changes in fair value recognized in other comprehensive income. There is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment.

Financial assets at amortized cost - A financial asset is measured at amortized cost using the effective interest method if the objective of the business model is to hold the financial asset for the collection of contractual cash flows, and the asset's contractual cash flows are comprised solely of payments of principal and interest. They are classified as current assets or non-current assets based on their maturity date and are initially recognized at fair value and subsequently carried at amortized cost less any impairment.

Financial liabilities other than derivative liabilities are recognized initially at fair value and are subsequently stated at amortized cost. Transaction costs on financial assets and liabilities other than those classified at FVTPL are treated as part of the carrying value of the asset or liability. Transaction costs for assets and liabilities at FVTPL are expensed as incurred.

The following table shows the classification and measurement of the Company’s financial instruments under IFRS 9:

Financial assets/liabilities	Classification and measurement
Cash	at amortized cost
Long-term investment	at FVTPL
Net investment in sublease	at amortized cost
Accounts payable and accrued liabilities	at amortized cost
Lease obligation	at amortized cost
Short-term loans payable	at amortized cost
Derivative liability	at FVTPL

New accounting standards issued and effective

Certain new standards, interpretations and amendments to existing standards have been issued by the IASB or IFRC that are mandatory for accounting years beginning on or after January 1, 2022. New accounting pronouncements that are not applicable or are not consequential to the Company have been excluded in the preparation of these condensed interim consolidated financial statements.

Onerous Contracts - Cost of Fulfilling a Contract (Amendments to IAS 37) - The amendments to IAS 37 specify which costs an entity includes in determining the cost of fulfilling a contract for the purpose of assessing whether the contract is onerous. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract (examples would be direct labour, materials) or an allocation of other costs that relate directly to fulfilling contracts (example would be the allocation of the depreciation charge for property, plant and equipment used in fulfilling the contract).

These amendments are effective for reporting periods beginning on or after January 1, 2022. The adoption of this new accounting standard had no material impact on the Company’s condensed interim consolidated financial statements for the current period.

A number of new standards, and amendments to standards and interpretations, are not effective and have not been early adopted in preparing these condensed interim consolidated financial statements. The following accounting standards and amendments are effective for reporting periods beginning on or after January 1, 2024:

Classification of Liabilities as Current or Non-current (Amendments to IAS 1) - The amendments to IAS1 provide a more general approach to the classification of liabilities based on the contractual arrangements in place at the reporting date.

The adoption of this new accounting standard is not expected to have a material impact on the Company’s condensed interim consolidated financial statements.